Oil And Gas Properties (Details 1) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Proved Developed Producing Oil and Gas Properties
Cost		$ 167
Accumulated depreciation, depletion and amortization
Total		167
Cost		5,968
Accumulated depreciation, depletion and amortization
Total		5,968
Grand Total		$ 6,135
Adjustments [Member]
Proved Developed Producing Oil and Gas Properties
Cost	[1]		167
Accumulated depreciation, depletion and amortization	[1]
Total	[1]		167
Cost	[1]		5,968
Accumulated depreciation, depletion and amortization	[1]
Total	[1]		5,968
Grand Total	[1]		$ 6,135

[1]	Pursuant to the preliminary asset allocation in Banner Midstream acquisition (See Note 15)